INCOME TAX AND SOCIAL CONTRIBUTION- Deferred income tax and social contributions by category (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	R$ 9,310,796	R$ 8,948,546
Deferred tax liabilities	15,074,216	14,692,296
Deferred tax liabilities	5,763,420	5,743,750
Operating provisions
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	1,022,737	1,015,144
Tax Credits without Tax Loss and Negative Basis
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	1,927,861	2,052,298
Provisions for Contingencies
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,528,084	2,370,870
Allowance for expected credit losses
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	1,430,507	1,075,818
Provision for investments losses
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	234,400	234,400
Impairment.
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	1,685,144	1,535,144
Other
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	125,663	316,391
Contract Asset
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	10,325,959	10,104,705
Renegotiation of Hydrological Risk
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	1,280,012	1,344,845
Debt charges
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	558,457	558,457
FVTOCI Financial Instruments
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	589,572	569,816
Adjustment For IFRS 15 [Member]
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	356,400	348,481
Deferred tax liabilities	1,303,658	1,141,187
Accelerated depreciation
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	278,684	273,826
Other..
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	737,874	699,460
Eletronorte.
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	1,583,813	1,374,181
Deferred tax liabilities	R$ 3,227,639	R$ 3,233,593